Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of accounting
Basis of accounting
The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

Use of estimates
Use of estimates
The preparation of the financial statements in conformity with U.S. GAAP requires the Plan's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment valuation and income recognition
Investment valuation and income recognition
Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s committee determines the Plan’s valuation policies utilizing information provided by the Trustee. See Note 3 for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Net appreciation includes the Plan’s gains and losses on investments bought and sold, as well as held during the year.

Note receivable from participants
Notes receivable from participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded based on the terms of the Plan.

Contributions
Contributions
Participant contributions and the related Employer matching contributions are recorded in the year in which the participant deferrals are withheld from compensation. Employer profit sharing contributions are recorded as contributions once approved by the Company’s board of directors for the respective Plan year.

Payment of benefits	Payment of benefits Benefits are recorded when paid. There were no benefit payments requested before year end that were not paid.